Trade and other payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables.
Trade payables	¥ 90,686	¥ 246,559
Due to related parties	7,492	119,434
Due to third parties	83,194	127,125
Redemption liability	232,951	232,951
Accrued expenses	218,942	436,846
Security deposits	32,262	136,813
Lease liabilities	24,405	51,224
Income and other tax payables	21,605	45,057
Amounts due to related parties	234,828	744,604
Others	148,833	115,517
Total trade and other payables	1,004,512	2,009,571
Lease liabilities	(10,670)	(28,283)
Trade and other payables	¥ 993,842	¥ 1,981,288
Aging Of Trade Payables	1 year	1 year